Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of the Income and Share Data Used in the Basic and Diluted Earnings Per Share	The following table reflects the income and share data used in the basic and diluted earnings per share calculations:
	For the six months ended June 30,
	2024	2023

Net Income (USD ’000)	70,661	74,363
Less: net income attributable to the Earnout Shares (USD ’000)	(1,050)	(4,758)
Less: dividends attributable to the common shares under share-based compensation plan (USD ’000)	(540)	(15)
Net income available to common shareholders (USD ’000)	69,071	69,590
Weighted average number of shares – basic	44,179,627	43,513,654
Common shares under share-based compensation plan	278,861	242,177
Weighted average number of shares – diluted	44,458,488	43,755,831
Basic earnings per share (USD)	1.56	1.60
Diluted earnings per share (USD)	1.55	1.59